Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of components of federal income tax expense (benefit)
The components of the federal income tax expense (benefit) for the years ended December 31, 2014, 2013 and 2012 are as follows:

	Years Ended December 31,
	2014	2013	2012
	(Thousands)
Current:
Federal	$10,199	$16,448	$(19,936)
State	1,978	462	4,725
Subtotal	12,177	16,910	(15,211)
Deferred:
Federal	18,886	29,984	57,403
State	642	7,679	3,567
Subtotal	19,528	37,663	60,970
Amortization of deferred investment tax credit	—	—	(91)
Total	$31,705	$54,573	$45,668

Reconciliation of income tax expense to amount computed at the federal statutory rate
Income tax expense differed from amounts computed at the federal statutory rate of 35% on pre-tax book income from continuing operations as follows:

	Years Ended December 31,
	2014	2013	2012
	(Thousands)
Tax at statutory rate	$104,372	$85,528	$54,559
Partnership income not subject to income taxes	(74,426)	(36,253)	(12,623)
State income taxes	1,758	5,291	4,142
Unrecognized tax benefits	—	—	1,248
Regulatory assets	—	3	(1,491)
Other	1	4	(167)
Income tax expense	$31,705	$54,573	$45,668

Effective tax rate	10.6%	22.3%	29.3%

Summary of net deferred income tax liabilities (assets)
The following table summarizes the source and tax effects of temporary differences between financial reporting and tax basis of assets and liabilities:

	As of December 31,
	2014	2013
	(Thousands)
Deferred income taxes:
Total deferred income tax assets	$(840)	$(989)
Total deferred income tax liabilities	78,583	98,976
Total net deferred income tax liabilities	$77,743	$97,987

Total deferred income tax (assets)/liabilities:
PP&E tax deductions in excess of book deductions	$78,583	$98,976
Other (reported as other current assets)	(840)	(989)
Total net deferred income tax liabilities	$77,743	$97,987